Related Parties Balances and Transactions (Income From or Expenses to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income:
Sales	$ 289	$ 64
Costs and expenses:
Financing expense	$ 27	$ 22